Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Operating Financial Results

The following tables provide the operating financial results of the Company:

	Year ended December 31,
	2025	2024
Revenue	$132,079,041	$123,088,183
Cost of revenue	69,632,154	68,224,649
Depreciation, amortization and depletion	15,404,688	13,545,093
Selling expense	4,052,768	3,849,290
Administrative expense	4,336,879	3,841,433
Interest expense	21,292,862	24,413,242
Other segment items	6,144,310	4,187,950
Net income (loss)	$11,215,380	$5,026,526
Capital expenditures - purchases of plant, property and equipment	$(7,583,778)	$(13,387,493)